UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAFNA Capital Management, LLC
         ----------------------------------------
Address: 10990 Wilshire Boulevard, Suite 1400
         ----------------------------------------
         Los Angeles, CA 90024
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 12327
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mandana Hedayat, CFA
          ---------------------------------------
Title:    CCO
          ---------------------------------------
Phone:    (310) 724-5800
          ---------------------------------------

Signature, Place, and Date of Signing:


    /s/Mandana Hedayat            Los Angeles, CA                 5/7/2008
--------------------------  -----------------------------   --------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -----------------

Form 13F Information Table Entry Total: 24
                                        -----------------

Form 13F Information Table Value Total: 105,029
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]


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



                                 Column
          Column 1               2        Column 3  Column 4             Column 5       Column 6  Column 7          Column 8
                                                                                                           -------------------------
                                                                                                                Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                 Title
                                  of                Value         Shrs or    Sh/  Put/ Investment  Other
                                 Class     Cusip    (X$1000)      Prn Amt    Prn  Call Discretion Managers   Sole    Shared   Other
------------------------------------------------------------------------------------------------------------------------------------

ADOLOR CORP                     COM      00724X102      4,781    1,046,100   SH        Sole                1,046,100

AMAG PHARMACEUTICALS INC        COM      00163U106      2,045       50,578   SH        Sole                50,578

ARQULE INC                      COM      04269E107      1,216      284,000   SH        Sole                284,000

ARRAY BIOPHARMA INC             COM      04269X105        647       92,272   SH        Sole                92,272

AVALON PHARMA INC               COM      05346P106        247      100,000   SH        Sole                100,000

BIODEL INC                      COM      09064M105      4,314      397,578   SH        Sole                397,578

CARDIOME PHARMA CORP            COM
                                NEW      14159U202      6,443      767,053   SH        Sole                767,053

CYTOKINETICS INC                COM      23282W100      6,138    1,848,789   SH        Sole                1,848,789

DISCOVERY LABORATORIES INC  N   COM      254668106        833      354,600   SH        Sole                354,600

DYNAVAX TECHNOLOGIES CORP       COM      268158102         31       15,800   SH        Sole                15,800

GILEAD SCIENCES INC             COM      375558103      2,321       45,040   SH        Sole                45,040

HUMAN GENOME SCIENCES INC       COM      444903108      7,506    1,274,400   SH        Sole                1,274,400

INTROGEN THERAPEUTICS INC       COM      46119F107      1,187      381,642   SH        Sole                381,642

ISIS PHARMACEUTICALS INC        COM      464330109     15,734    1,115,118   SH        Sole                1,115,118

MICROMET INC                    COM      59509C105        768      439,100   SH        Sole                439,100

MONOGRAM BIOSCIENCES INC        COM      60975U108      1,958    1,847,311   SH        Sole                1,847,311

NEURO HITECH INC                COM      641244108          9       15,970   SH        Sole                15,970


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


PONIARD PHARMACEUTICALS INC     COM
                                NEW      732449301        168       50,000   SH        Sole                50,000

POZEN INC                       COM      73941U102     14,613    1,410,489   SH        Sole                1,410,489

RIGEL PHARMACEUTICALS INC       COM
                                NEW      766559603     11,259      603,396   SH        Sole                603,396

SAVIENT PHARMACEUTICALS INC     COM      80517Q100     13,679      683,951   SH        Sole                683,951

SEATTLE GENETICS INC            COM      812578102      6,768      743,747   SH        Sole                743,747

SGX PHARMACEUTICALS INC         COM      78423C108        781      573,977   SH        Sole                573,977

SOMAXON PHARMACEUTICALS INC     COM      834453102      1,583      333,193   SH        Sole                333,193


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